Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 75	¥ 71
Trading account assets	5,426	7,424
Investments	8,091	5,573
Loans	9,056	10,417
Other assets	3,023	2,291
Total	¥ 25,671	¥ 25,776